103  SA- 1
103  SAA- 1
ZTIFI SA- 1


                       SUPPLEMENT DATED DECEMBER 12, 2005
         TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION
                           OF EACH OF THE LISTED FUNDS

                     TEMPLETON GLOBAL SMALLER COMPANIES FUND

                       TEMPLETON INSTITUTIONAL FUNDS, INC.
                        Foreign Smaller Companies Series

The Statement of Additional Information is amended as follows:

I. Under two agreements effective October 18, 2005 with Templeton Investment Counsel, LLC (TICL), Franklin Templeton Investment Management Limited (FTIML), whose address is The Adelphi Building, 1- 11 John Adam Street, London, WC2N 6HT, serves as Templeton Global Smaller Companies Fund's and Foreign Smaller Companies Series' sub- advisor to provide investment management advice and assistance regarding the Funds' investments. The sub- advisor also determines which securities will be purchased, retained or sold and executes these transactions. FTIML provides the portfolio management services of Tucker Scott to TICL while he remains employed by FTIML. Mr. Scott was previously employed by TICL. The sub- advisor's activities are subject to the board's review, as well as the manager's instruction, control and supervision.

TICL pays FTIML a fee equal to one- half of the advisory fee received by the manager from each of Templeton Global Smaller Companies Fund and Foreign Smaller Companies Series. TICL pays this fee from the management fees it receives from each Fund. Accordingly, the retention of the sub- advisor does not cause an increase in the Funds' overall management fees.

II. The following changes apply in the section "Officers and Directors" or "Officers and Trustees":


a. David W. Niemiec is added as Trustee/Director to Templeton Global Smaller Companies Fund and Templeton Institutional Funds, Inc.


                                                           Number of
                                                          Portfolios in
                                                          Fund Complex
Name, Year of                             Length of       Overseen by
Birth and Address            Position     Time Served     Board Member*      Other Directorships Held
--------------------------------------------------------------------------------------------------------
David W. Niemiec (1949)      Director/    Since               17             Director, Emeritus Corp.
500 East Broward Blvd.       Trustee      October                            (assisted living).
Suite 2100                                2005
Fort Lauderdale, FL
33394- 3091


PRINCIPAL OCCUPATION DURING PAST 5  YEARS:
Advisor, Saratoga Partners (private equity fund); Director, various private companies; and FORMERLY, Managing Director, Saratoga Partners ( 1998- 2001);
Managing Director, SBC Warburg Dillon Read (investment banking) ( 1997- 1998);
and Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991- 1997).
--------------------------------------------------------------------------------------------------------

b. Larry D. Thompson is added as Trustee/Director to Templeton Global Smaller Companies Fund and Templeton Institutional Funds, Inc.


                                                           Number of
                                                          Portfolios in
                                                          Fund Complex
Name, Year of                             Length of       Overseen by
Birth and Address            Position     Time Served     Board Member*      Other Directorships Held
--------------------------------------------------------------------------------------------------------
Larry D. Thompson (1945)     Director/    Since              16               None
500 East Broward Blvd.       Trustee      October
Suite 2100                                2005
Fort Lauderdale, FL
33394- 3091

PRINCIPAL OCCUPATION DURING PAST 5  YEARS:
Senior Vice  President -  Government  Affairs,  General  Counsel and  Secretary,
PepsiCo,  Inc.  (consumer  products);  and FORMERLY,  Director,  Delta  Airlines
(aviation) ( 2003- 2005) and  Providian  Financial  Corp. ( 1997- 2001);  Senior
Fellow,  Brookings  Institute ( 2003- 2004); and Deputy Attorney  General,  U.S.
Department of Justice (2001- 2003).
--------------------------------------------------------------------------------------------------------

c. Gary P. Motyl is added as President and Chief Executive Officer - Investment Management of Templeton Institutional Funds, Inc.

d. Craig S. Tyle is added as Vice President and Assistant Secretary of Templeton Global Smaller Companies Fund and Templeton Institutional Funds, Inc.

e. Donald F. Reed resigned as President and Chief Executive Officer - Investment Management of Templeton Institutional Funds, Inc.

f. Murray L. Simpson resigned as Vice President and Assistant Secretary of Templeton Global Smaller Companies Fund and Templeton Institutional Funds, Inc.

                Please keep this supplement for future reference.